Other payables and accruals - Schedule Of Other Payables And Accruals (Details) - CNY (¥) ¥ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Disclosure Of Other Current Payables And Accruals Current [Abstract]
VAT payable	¥ 41,111	¥ 19,546
Advances from transacting users	22,433	8,387
Payables to charging stations	12,657	3,836
Accrued expenses	10,605	775
Employee benefit payables	9,784	3,744
Payables for charging piles procurement	3,618	484
Income tax payable	777	51
Others	6,455	2,411
Total	¥ 107,440	¥ 39,234